LOANs RECEIVABLE, NET - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 06, 2019 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net		¥ 267,383,000		$ 40,978	¥ 778,480,000
Allowance for loan losses recorded for loan receivables		320,364,000			615,592,000
Allowance for doubtful accounts for other loan receivables		320,900			73,800,000
Loan receivables on non-accrual status		29,500,000			21,338,000
Zhongji Wealth Guarantee Co., Ltd. | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net		¥ 360,540,000
Term of loan (in years)		12 years
Zhongji Wealth Guarantee Co., Ltd. | Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)	1 year
Zhongji Wealth Guarantee Co., Ltd. | Minimum | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)		4.00%		4.00%
Zhongji Wealth Guarantee Co., Ltd. | Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)	2 years 6 months
Zhongji Wealth Guarantee Co., Ltd. | Maximum | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)		10.00%		10.00%
Zhongguo Factoring
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans	¥ 1,431,800,000
Loan receivables, net		¥ 0			541,800,000
Maturity of a loan						¥ 427,500,000
Allowance for loan losses recorded for loan receivables		0			¥ 541,800,000
Loan receivables repaid		7,400,000
Zhongguo Factoring | Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)	4.35%
Zhongguo Factoring | Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)	9.00%
Certain post loan service companies | Subsequent events
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables repaid			¥ 10,800,000
Certain post loan service companies | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans		¥ 66,200,000
Term of loan (in years)		21 months
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd.
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans guaranteed		¥ 170,000,000
Interest rate (as a percent)		6.00%		6.00%
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd. | Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)		11 months
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd. | Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)		12 months
Certain third-party loan borrowers
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net		¥ 596,700,000